Borrowings - Notes to borrowings (Details) € in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Aug. 09, 2019
Disclosure of detailed information about borrowings [line items]
Principal amount of borrowings	$ 1,439,603,000	$ 1,344,817,000		$ 1,208,344,000
ACI Airport Sudamerica S.A. | Senior secured guarantee notes, fixed 6.875%, matures in 2034
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 246,200,000
Borrowings interest rate	6.875%
Principal amount of borrowings	$ 233,600,000
ACI Airport Sudamerica S.A. | Senior secured guarantee notes, fixed 6.875%, matures in 2032
Disclosure of detailed information about borrowings [line items]
Nominal value	14,100,000	$ 200,900,000
Borrowings interest rate		6.875%	6.875%
Principal amount of borrowings	13,300,000	$ 191,700,000
Corporacion America Italia S.A. | Secured notes, fixed 4.556%, matures in 2024
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 71,800,000		€ 71.8
Borrowings interest rate	4.556%	4.556%	4.556%
Principal amount of borrowings	$ 68,500,000		€ 73.8
Corporacion America Italia S.A. | Senior secured guarantee notes, fixed 6.875%, matures in 2027
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	6.875%
Aeropuertos Argentina 2000 SA
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					9.75%
Principal amount of borrowings	$ 827,300,000	$ 680,500,000
Aeropuertos Argentina 2000 SA | Senior secured guarantee notes, fixed 6.875%, matures in 2027
Disclosure of detailed information about borrowings [line items]
Nominal value	212,300,000	$ 413,800,000
Borrowings interest rate		6.875%	6.875%
Principal amount of borrowings	113,900,000	$ 357,400,000
Aeropuertos Argentina 2000 SA | Senior secured guarantee notes, fixed 8.5%, matures in 2031
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 208,900,000
Borrowings interest rate	8.50%
Principal amount of borrowings	$ 207,900,000
Aeropuertos Argentina 2000 SA | Class 2 Notes Series 2020, fixed 0.00%, matures in 2022
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 40,000,000	$ 40,000,000
Borrowings interest rate	0.00%	0.00%	0.00%
Principal amount of borrowings	$ 40,000,000	$ 40,000,000
Aeropuertos Argentina 2000 SA | Class 3 Notes, fixed 4.00%, matures in 2023
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 30,500,000
Borrowings interest rate	4.00%
Principal amount of borrowings	$ 30,300,000
Aeropuertos Argentina 2000 SA | Class 1 Series 2021 Notes, fixed 8.5%, matures in 2031
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 64,000,000
Borrowings interest rate	8.50%
Principal amount of borrowings	$ 60,100,000
Aeropuertos Argentina 2000 SA | Class 4 Notes, fixed 9.5%, matures in 2028
Disclosure of detailed information about borrowings [line items]
Nominal value	$ 62,000,000
Borrowings interest rate	9.50%
Principal amount of borrowings	$ 59,700,000
Puerta Del Sur S.A. | Secured Notes Fixed 7.5 Percent, Matures in 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Nominal value		$ 87,000,000
Borrowings interest rate		7.75%	7.75%
Principal amount of borrowings		$ 17,600,000